UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Total net income (loss)	¥ (4,345,377)	$ (606,591)	¥ 5,219,126
Adjustments to reconcile net income to net cash provided by / (used in) operating activities:
Depreciation and amortization	767,121	107,086	83,741
Non-cash operating lease	548,350	76,547	105,879
Gain from termination of operating lease	(18,068)	(2,522)
Net loss on disposal of property and equipment	17,115	2,389
Credit loss for accounts receivable	1,550,481	216,439	0
Unrealized foreign exchange (gain) / loss	(678,405)	(94,702)	139,594
Deferred tax	(232,572)	(32,466)
Changes in operating assets and liabilities:
Accounts receivable	591,698	82,598	(1,579,140)
Prepayment and other current assets	(2,400,416)	(335,085)	(912,207)
Other long-term assets			46,307
Accounts payable			24,725
Other payables	(391,533)	(54,656)	(521,571)
Payroll payables	362,508	50,604	262,274
Deferred revenue	(103,059)	(14,386)	(58,293)
Change in lease liabilities - operating lease	(575,385)	(80,321)	(67,200)
Taxes payable	(225,696)	(31,506)	1,013,430
NET CASH PROVIDED BY / (USED IN) OPERATING ACTIVITIES	(5,133,238)	(716,572)	3,756,665
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(30,314)	(4,232)	(2,050)
Purchase of intangible assets	(943,397)	(131,693)
Proceeds from disposal of property and equipment	1,000	140
Net cash acquired from acquisitions	445,823	62,234
NET CASH USED IN INVESTING ACTIVITIES	(526,888)	(73,551)	(2,050)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	7,740,000	1,080,462
Repayments of bank loans	(1,000,000)	(139,595)	(1,000,000)
Proceeds from issuance of ordinary shares upon the completion of IPO			54,481,760
Proceeds from issuance of ordinary shares upon exercise of underwriters' over-allotment option			8,690,520
Deferred costs related to initial public offering	(1,487,976)	(207,713)	(10,515,293)
Net proceeds from related parties	4,392,047	613,106	7,300
NET CASH PROVIDED BY FINANCING ACTIVITIES	9,644,071	1,346,260	51,664,287
EFFECT OF FOREIGN EXCHANGE RATE ON CASH AND CASH EQUIVALENT	(38)	(5)	135,753
NET INCREASE IN CASH AND CASH EQUIVALENTS	3,983,907	556,132	55,554,655
TOTAL CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	3,918,146	546,952	7,081,937
TOTAL CASH AND CASH EQUIVALENTS, END OF PERIOD	7,902,053	1,103,084	62,636,592
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense	109,609	15,301	¥ 49,642
Cash paid for income tax	11,434	1,596
Supplemental Schedule of Non-Cash Investing and Financing Activities
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 1,303,459	$ 181,956